20 Financial instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Current assets	R$ (4,712)	R$ (27,714)
Non-current assets	(17,877)	(46,664)
Current liabilities	49,251	70,305
Non-current liabilities	169,513	161,694
Total	196,175	R$ 157,621
Non-hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,748
Change in fair value	14,656
Financial settlement	5,496
Ending balance	25,900
Hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	151,873
Change in fair value	82,674
Financial settlement	(64,272)
Ending balance	170,275
Accumulated OCI (equity)	(377,941)
NCE Swap [Member] | Level 2 [Member] | Non-hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,231
Change in fair value	14,484
Financial settlement	5,889
Ending balance	25,604
Dollar Put Option [Member] | Level 2 [Member] | Hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	36,139
Change in fair value	(38,437)
Ending balance	(2,298)
Accumulated OCI (equity)	2,297
Dollar Swap [Member] | Level 2 [Member] | Hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	183,398
Change in fair value	(64,133)
Financial settlement	(80,645)
Ending balance	38,620
Accumulated OCI (equity)	(38,620)
Interest Rate Swaps [Member] | Level 2 [Member] | Hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(67,664)
Change in fair value	77,998
Financial settlement	16,373
Ending balance	26,707
Accumulated OCI (equity)	(234,372)
Exchange Swap [Member] | Level 2 [Member] | Non-hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	517
Change in fair value	172
Financial settlement	(393)
Ending balance	296
Dollar Swap CDI [Member] | Level 2 [Member] | Hedge Accounting Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value	107,246
Ending balance	107,246
Accumulated OCI (equity)	R$ (107,246)